Loans and Debentures (Schedule of Movements of Reconciliation Liabilities to Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1, 2020	$ 632,177	$ 592,204
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments	(6,105)	(3,257)
Proceeds from issuance of debentures less issuance expenses	280,874
Receipt of long-term loans from banks	73,236
Repayment of loans and debentures	(123,554)	(22,633)
Interest paid	(24,989)	(21,414)
Payment of principal of lease liabilities	(551)	(618)
Costs paid in advance in respect of taking out loans	(8,556)	(1,833)
Net cash provided by/(used in) financing activities	190,355	(49,755)
Effect of changes in foreign exchange rates	68,732	50,521
Changes in fair value	12,145	7,286
Interest in the period	27,066	31,378
Other changes and additions during the year	19,687	543
Balance as at December 31, 2020	950,162	632,177
Loans and credit [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1, 2020	540,720	508,514
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments
Proceeds from issuance of debentures less issuance expenses
Receipt of long-term loans from banks	73,236
Repayment of loans and debentures	(39,067)	(19,377)
Interest paid	(21,210)	(17,620)
Payment of principal of lease liabilities
Costs paid in advance in respect of taking out loans	(8,556)	(1,833)
Net cash provided by/(used in) financing activities	4,403	(38,830)
Effect of changes in foreign exchange rates	42,607	43,109
Changes in fair value
Interest in the period	21,301	27,466
Other changes and additions during the year	6,811	461
Balance as at December 31, 2020	615,842	540,720
Debentures [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1, 2020	81,847	78,408
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments
Proceeds from issuance of debentures less issuance expenses	280,874
Receipt of long-term loans from banks
Repayment of loans and debentures	(84,487)	(3,256)
Interest paid	(3,630)	(3,717)
Payment of principal of lease liabilities
Costs paid in advance in respect of taking out loans
Net cash provided by/(used in) financing activities	192,757	(6,973)
Effect of changes in foreign exchange rates	23,795	6,608
Changes in fair value
Interest in the period	5,473	3,804
Other changes and additions during the year	829
Balance as at December 31, 2020	304,701	81,847
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1, 2020	5,385	5,282
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments
Proceeds from issuance of debentures less issuance expenses
Receipt of long-term loans from banks
Repayment of loans and debentures
Interest paid	(149)	(77)
Payment of principal of lease liabilities	(551)	(618)
Costs paid in advance in respect of taking out loans
Net cash provided by/(used in) financing activities	(700)	(695)
Effect of changes in foreign exchange rates	1,581	608
Changes in fair value
Interest in the period	292	108
Other changes and additions during the year	12,047	82
Balance as at December 31, 2020	18,605	5,385
Interest SWAP contracts designated for hedging [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1, 2020	4,225
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments	(6,105)	(3,257)
Proceeds from issuance of debentures less issuance expenses
Receipt of long-term loans from banks
Repayment of loans and debentures
Interest paid
Payment of principal of lease liabilities
Costs paid in advance in respect of taking out loans
Net cash provided by/(used in) financing activities	(6,105)	(3,257)
Effect of changes in foreign exchange rates	749	196
Changes in fair value	12,145	7,286
Interest in the period
Other changes and additions during the year
Balance as at December 31, 2020	$ 11,014	$ 4,225